Note 8 - Provisions	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of provisions [text block]

8. PROVISIONS

	Years Ended June 30,
	2026	2025

Current
Annual leave (1)	747,745	631,941
Long service leave (1)(2)	278,474	243,967

Total	1,026,219	875,908

Non-Current
Long service leave (2)	-	-

A provision has been recognised for employee entitlements relating to long service leave. In calculating the present value of future cash flows in respect of long service leave, the probability of long service leave being taken is based on historical data. The measurement and recognition criteria relating to employee benefits have been included in Note 1 to this report.

8. PROVISIONS (continued)

(1) Movements in provisions

Movements in each class of provision during the financial year are set out below:

	Years Ended June 30,
	2026	2025	2024
Annual leave
Carrying amount at start of year	631,941	318,694	420,380
Charged/(credited) to profit or loss - additional provisions recognised	227,993	409,646	179,923
Amounts used during the year	(112,809)	(97,011)	(280,618)
Change in foreign exchange	620	612	(991)
Carrying amount at end of year	747,745	631,941	318,694

Long service leave
Carrying amount at start of year	243,967	212,005	328,325
Charged/(credited) to profit or loss - additional provisions recognised	34,507	32,901	30,308
Amounts used during the year	-	(939)	(146,628)
Carrying amount at end of year	278,474	243,967	212,005

Total	1,026,219	875,908	530,699

(2) Amounts not expected to be settled within the next 12 months

The current provision for long service leave includes all unconditional entitlements where employees have completed the required period of service and also those where employees are entitled to pro-rata payments in certain circumstances.

The entire amount is presented as current, since the Group does not have a right to defer settlement. However, based on past experience, the Group does not expect all employees to take the full amount of accrued long service leave or require payment within the next 12 months.